OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	€ 2,275	€ 1,518	€ 4,254	€ 2,859
P&ARP
Disclosure of operating segments [line items]
Revenue	1,347	904	2,512	1,668
A&T
Disclosure of operating segments [line items]
Revenue	440	274	813	508
AS&I
Disclosure of operating segments [line items]
Revenue	488	340	929	683
Segment revenue
Disclosure of operating segments [line items]
Revenue	2,310	1,539	4,322	2,900
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	1,348	907	2,516	1,673
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	461	287	846	532
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	501	345	960	695
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(35)	(21)	(68)	(41)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(1)	(3)	(4)	(5)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(21)	(13)	(33)	(24)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	€ (13)	€ (5)	€ (31)	€ (12)